Cover	Mar. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Entity File Number	001-37939
Entity Registrant Name	MARKER THERAPEUTICS, INC.
Entity Central Index Key	0001094038
Entity Tax Identification Number	45-4497941
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2450 Holcombe Blvd
Entity Address, Address Line Two	Suite BCM-A
Entity Address, Address Line Three	MS: BCM251
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77021
City Area Code	713
Local Phone Number	400-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MRKR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false